UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc.,

4400 Easton Commons, Ste. 200,

Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
20,405,250	AZL Enhanced Bond Index Fund	$219,152,382
3,660,813	AZL International Index Fund, Class 2	55,607,753
1,527,076	AZL Mid Cap Index Fund, Class 2	34,007,972
7,708,941	AZL S&P 500 Index Fund, Class 2	114,863,219
1,291,951	AZL Small Cap Stock Index Fund, Class 2	18,552,420

Total Affiliated Investment Companies (Cost $357,449,701)		442,183,746

Total Investment Securities (Cost $357,449,701)(a)—100.0%		442,183,746
Net other assets (liabilities)—0.0%		46,510

Net Assets—100.0%		$442,230,256

Percentages indicated are based on net assets as of March 31, 2017.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
6,577,678	AZL DFA Emerging Markets Core Equity Fund	$62,553,722
46,836,092	AZL DFA Five-Year Global Fixed Income Fund	469,766,004
8,856,568	AZL DFA International Core Equity Fund	87,502,889
41,083,789	AZL DFA U.S. Core Equity Fund	463,425,143
10,959,545	AZL DFA U.S. Small Cap Fund	125,815,576

Total Affiliated Investment Companies (Cost $1,141,327,613)		1,209,063,334

Total Investment Securities (Cost $1,141,327,613)(a)—100.0%		1,209,063,334
Net other assets (liabilities)—0.0%		(419,807)

Net Assets—100.0%		$1,208,643,527

Percentages indicated are based on net assets as of March 31, 2017.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
14,207,601	AZL Enhanced Bond Index Fund	$152,589,640
2,660,277	AZL International Index Fund, Class 2	40,409,605
1,073,251	AZL Mid Cap Index Fund, Class 2	23,901,290
5,047,930	AZL S&P 500 Index Fund, Class 2	75,214,163
893,469	AZL Small Cap Stock Index Fund, Class 2	12,830,222

Total Affiliated Investment Companies (Cost $283,841,429)		304,944,920

Unaffiliated Investment Company (0.0%):
118,837	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(a)	118,837

Total Unaffiliated Investment Company (Cost $118,837)		118,837

Total Investment Securities (Cost $283,960,266)(b)—95.0%		305,063,757
Net other assets (liabilities)—5.0%		16,123,911

Net Assets—100.0%		$321,187,668

Percentages indicated are based on net assets as of March 31, 2017.

(a)	The rate represents the effective yield at March 31, 2017.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $16,046,846 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	67	$7,903,320	$(35,244)
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	64	7,972,000	(18,854)

Total					$(54,098)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (27.6%):
Aerospace & Defense (0.5%):
69,111	BAE Systems plc	$556,906
382	Boeing Co. (The)	67,561
519	Dassault Aviation SA	660,222
14,422	European Aeronautic Defence & Space Co. NV	1,097,404
493	General Dynamics Corp.	92,289
70,265	Meggitt plc	392,291
349	Northrop Grumman Corp.	83,006
398	Raytheon Co.	60,695
19,290	Safran SA	1,441,047

		4,451,421

Airlines (0.6%):
19,853	Delta Air Lines, Inc.	912,444
44,600	Japan Airlines Co., Ltd.	1,416,373
15,761	Southwest Airlines Co.	847,311
26,208	United Continental Holdings, Inc.*	1,851,333

		5,027,461

Auto Components (0.8%):
10,100	Aisin Sieki Co., Ltd.	497,658
21,700	Bridgestone Corp.	879,937
110,683	Cheng Shin Rubber Industry Co., Ltd.	228,672
3,370	Compagnie Generale des Establissements Michelin SCA, Class B	409,688
24,300	Denso Corp.	1,072,229
2,600	Exedy Corp.	74,464
12,800	Futaba Industrial Co., Ltd.	92,082
1,317	Goodyear Tire & Rubber Co.	47,412
5,500	Koito Manufacturing Co., Ltd.	286,787
928	Lear Corp.	131,386
3,600	Stanley Electric Co., Ltd.	102,938
33,300	Sumitomo Electric Industries, Ltd.	554,108
24,900	Toyota Industries Corp.	1,241,438

		5,618,799

Automobiles (0.7%):
152,000	Brilliance China Automotive Holdings, Ltd.	254,191
46,783	Ford Motor Co.	544,554
22,100	Fuji Heavy Industries, Ltd.	813,874
1,856	Hero MotoCorp, Ltd.	92,092
18,500	Honda Motor Co., Ltd.	559,100
4,224	Hyundai Motor Co.	594,846
3,611	Maruti Suzuki India, Ltd.	334,536
40,600	Suzuki Motor Corp.	1,690,714
4,300	Toyota Motor Corp.	234,047

		5,117,954

Banks (2.2%):
107,778	Banco Santander SA	660,473
135,101	Bank of America Corp.	3,187,032
10,912	BNP Paribas SA	726,765
30,024	Citigroup, Inc.	1,796,036
1,328	Fifth Third Bancorp	33,731
202,361	HSBC Holdings plc	1,653,152
107,950	ING Groep NV	1,630,796
21,637	JPMorgan Chase & Co.	1,900,593
120,000	Mitsubishi UFJ Financial Group, Inc.	757,627
39,800	Sumitomo Mitsui Financial Group, Inc.	1,451,393
11,220	SunTrust Banks, Inc.	620,466
49,566	Svenska Handelsbanken AB, Class A^	680,057
13,095	Toronto-Dominion Bank (The)	655,981
7,204	Wells Fargo & Co.	400,975

Shares		Fair Value
Common Stocks, continued
Banks, continued
10,489	Yes Bank, Ltd.	$249,969

		16,405,046

Beverages (0.4%):
14,354	Anheuser-Busch InBev NV	1,576,779
14,600	Asahi Breweries, Ltd.	552,710
477	Constellation Brands, Inc., Class C	77,307
4,375	Diageo plc, ADR^	505,663
1,433	PepsiCo, Inc.	160,296

		2,872,755

Biotechnology (0.5%):
983	AbbVie, Inc.	64,052
590	Amgen, Inc.	96,801
1,317	Biogen Idec, Inc.*	360,094
30,812	Gilead Sciences, Inc.	2,092,751
15,263	Invitae Corp.*^	168,809
18,330	Shire plc	1,066,331
1,088	Vertex Pharmaceuticals, Inc.*	118,973

		3,967,811

Building Products (0.3%):
10,965	Compagnie de Saint-Gobain SA	563,771
5,100	Daikin Industries, Ltd.	514,128
7,907	Fortune Brands Home & Security, Inc.	481,141
16,405	Masco Corp.	557,606

		2,116,646

Capital Markets (0.5%):
503	Ameriprise Financial, Inc.	65,229
762	Bank of New York Mellon Corp. (The)	35,989
19,625	Charles Schwab Corp. (The)	800,896
5,136	Goldman Sachs Group, Inc. (The)	1,179,843
25,656	Morgan Stanley	1,099,103
34,153	UBS Group AG	546,759

		3,727,819

Chemicals (1.3%):
11,593	Air Products & Chemicals, Inc.	1,568,417
57,000	Asahi Kasei Corp.	554,167
46,037	Axalta Coating Systems, Ltd.*	1,482,391
5,914	BASF SE	586,183
24,781	E.I. du Pont de Nemours & Co.	1,990,658
13,249	Evonik Industries AG	432,099
20,000	Formosa Chemicals & Fibre Corp.	62,205
22,000	Formosa Plastics Corp.	65,603
17,000	Hitachi Chemical Co., Ltd.	471,501
5,600	Kuraray Co., Ltd.	85,179
485	LG Chem, Ltd.	127,494
28,000	Nan Ya Plastics Corp.	66,336
8,800	Nitto Denko Corp.	681,530
59,000	PTT Global Chemical Public Co., Ltd.	125,748
20,500	Shin-Etsu Chemical Co., Ltd.	1,783,136
61,000	Toray Industries, Inc.	541,945
157,000	Ube Industries, Ltd.	355,610
6,845	Umicore SA	389,910

		11,370,112

Commercial Services & Supplies (0.0%):
1,600	SECOM Co., Ltd.	114,818

Communications Equipment (0.4%):
1,583	Cisco Systems, Inc.	53,505
31,296	CommScope Holding Co., Inc.*	1,305,357
232,834	Nokia OYJ	1,256,200

		2,615,062

Construction & Engineering (0.2%):
12,000	Chiyoda Corp.	77,581

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
4,700	ComSys Holdings Corp.	$84,213
13,600	Kinden Corp.	190,156
5,000	Maeda Road Construction Co., Ltd.	88,494
5,000	Nippo Corp.	95,023
37,000	Okumura Corp.^	225,183
1,000	Sho-Bond Holdings Co., Ltd.^	44,091
38,000	Toda Corp.^	229,237
6,904	Vinci SA	547,825

		1,581,803

Construction Materials (0.0%):
8,700	The Siam Cement Public Co., Ltd.	136,701

Consumer Finance (0.1%):
997	Capital One Financial Corp.	86,400
10,612	Discover Financial Services	725,755

		812,155

Containers & Packaging (0.1%):
1,028	Crown Holdings, Inc.*	54,433
1,425	International Paper Co.	72,362
893	Packaging Corp. of America	81,816
12,250	WestRock Co.	637,367

		845,978

Distributors (0.0%):
3,700	Canon Marketing Japan, Inc.	73,683

Diversified Consumer Services (0.1%):
20,656	H&R Block, Inc.^	480,252

Diversified Financial Services (0.3%):
5	Berkshire Hathaway, Inc., Class A*	1,249,250
8,913	Berkshire Hathaway, Inc., Class B*	1,485,619
62,000	Fubon Financial Holdings Co., Ltd.	101,110

		2,835,979

Diversified Telecommunication Services (0.6%):
61,643	Cellnex Telecom SAU^	1,014,843
38,000	Chunghwa Telecom Co., Ltd.	129,116
55,642	Deutsche Telekom AG, Registered Shares	974,879
13,338	El Towers SpA	749,797
75,000	HKT Trust & HKT, Ltd.	96,706
3,500	Nippon Telegraph & Telephone Corp.	149,531
58,800	Singapore Telecommunications, Ltd.	164,895
1,112,486	Telecom Italia SpA*^	1,000,394
32,883	Telecom Italia SpA	24,021
31,890	Verizon Communications, Inc.	1,554,638

		5,858,820

Electric Utilities (0.3%):
4,927	CEZ	84,869
12,000	Cheung Kong Infrastructure Holdings, Ltd.	94,178
18,500	Chubu Electric Power Co., Inc.	248,648
12,500	CLP Holdings, Ltd.	130,768
160,796	Enel SpA	757,102
11,000	Hongkong Electric Holdings, Ltd.	94,883
14,288	NextEra Energy, Inc.	1,834,151

		3,244,599

Electrical Equipment (0.2%):
41,000	GS Yuasa Corp.	191,602
2,300	Mabuchi Motor Co., Ltd.	129,938
101,500	Mitsubishi Electric Corp.	1,460,373
364	Rockwell Automation, Inc.	56,678

		1,838,591

Electronic Equipment, Instruments & Components (0.3%):
800	Hirose Electric Co., Ltd.	110,986

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
43,400	Hon Hai Precision Industry Co., Ltd.	$130,281
800	Keyence Corp.	320,950
3,700	Kyocera Corp.	206,701
7,200	Murata Manufacturing Co., Ltd.	1,027,390
29,178	VeriFone Systems, Inc.*^	546,504

		2,342,812

Energy Equipment & Services (0.1%):
788	Helmerich & Payne, Inc.^	52,457
7,589	Schlumberger, Ltd.	592,701

		645,158

Equity Real Estate Investment Trusts (0.2%):
1,237	American Tower Corp.	150,345
483	Crown Castle International Corp.	45,619
185,629	Fibra UNO Amdinistracion SA	317,422
15,500	Link REIT (The)	108,582
4,805	Simon Property Group, Inc.	826,605
2,268	Unibail-Rodamco SE^	529,182

		1,977,755

Food & Staples Retailing (0.2%):
1,400	Seven & I Holdings Co., Ltd.	55,046
5,984	Walgreens Boots Alliance, Inc.	496,971
30,560	Whole Foods Market, Inc.^	908,243

		1,460,260

Food Products (0.6%):
39,000	Ajinomoto Co., Inc.	770,799
33,001	Danone SA	2,245,516
3,776	Mondelez International, Inc., Class A	162,670
37,666	Nestle SA, Registered Shares	2,890,194
690	Tyson Foods, Inc., Class A	42,580
71,000	Uni-President Enterprises Corp.	133,116
104,000	Want Want China Holdings, Ltd.	71,987

		6,316,862

Gas Utilities (0.1%):
13,556	Gas Natural SDG SA	296,588
207,000	Tokyo Gas Co., Ltd.	943,568

		1,240,156

Health Care Equipment & Supplies (0.5%):
14,787	Abbott Laboratories	656,691
9,322	Baxter International, Inc.	483,439
29,000	HOYA Corp.	1,399,233
2,310	Medtronic plc	186,094
276	Stryker Corp.	36,335
10,826	Zimmer Holdings, Inc.	1,321,962

		4,083,754

Health Care Providers & Services (1.0%):
10,398	Acadia Healthcare Co., Inc.*^	453,353
14,130	Aetna, Inc.	1,802,282
4,600	Alfresa Holdings Corp.	79,868
5,955	Anthem, Inc.	984,838
44,663	Brookdale Senior Living, Inc.*^	599,824
1,042	Cardinal Health, Inc.	84,975
9,177	Centene Corp.*	653,953
11,916	HCA Holdings, Inc.*	1,060,405
330	McKesson Corp.	48,926
5,300	Medipal Holdings Corp.	83,293
38,221	NMC Health plc	847,005
466,098	PT Siloam International Hospital Tbk*	490,509
101,128	Spire Healthcare Group plc	409,629
2,200	Suzuken Co., Ltd.	72,352
43,285	Tenet Healthcare Corp.*^	766,577
449	UnitedHealth Group, Inc.	73,640

		8,511,429

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (0.4%):
13,544	Accor SA	$564,211
3,256	Chipotle Mexican Grill, Inc.*^	1,450,613
665	McDonald’s Corp.	86,191
2,630	Sodexo SA	309,319
9,686	Starbucks Corp.	565,566
877	Wyndham Worldwide Corp.	73,922

		3,049,822

Household Durables (0.2%):
3,000	Alpine Electronics, Inc.	43,282
11,496	Berkeley Group Holdings plc (The)	462,065
1,379	Coway Co., Ltd.	118,647
2,398	Mohawk Industries, Inc.*	550,317
2,800	Rinnai Corp.	223,261

		1,397,572

Household Products (0.0%):
1,801	Colgate-Palmolive Co.	131,815

Independent Power & Renewable Electricity Producers (0.1%):
13,090	NextEra Energy Partners LP^	433,671
4,895	Vistra Energy Corp.^	79,789

		513,460

Industrial Conglomerates (0.7%):
308	3M Co., Class C	58,930
1,700	Jardine Matheson Holdings, Ltd.	109,228
51,892	Koninklijke Philips Electronics NV	1,667,899
5,794	Roper Industries, Inc.^	1,196,403
4,000	Siemens AG, Registered Shares	547,890
27,999	Smiths Group plc	568,425

		4,148,775

Insurance (0.9%):
11,437	Allstate Corp. (The)	932,001
615	American International Group, Inc.	38,394
23,276	AXA SA	602,277
1,057	Axis Capital Holdings, Ltd.	70,851
65,289	Cathay Financial Holding Co., Ltd.	104,492
6,959	Chubb, Ltd.	948,164
727	Fairfax Financial Holdings, Ltd.	330,887
2,372	Hartford Financial Services Group, Inc. (The)	114,022
11,474	Marsh & McLennan Cos., Inc.	847,814
17,479	MetLife, Inc.	923,241
11,100	MS&AD Insurance Group Holdings, Inc.	354,323
22,500	NKSJ Holdings, Inc.	827,487
719	Prudential Financial, Inc.	76,703
612	Reinsurance Group of America, Inc.	77,712
21,700	Sony Financial Holdings, Inc.	350,237
21,200	Tokio Marine Holdings, Inc.	897,746
1,187	Travelers Cos., Inc. (The)	143,081
9,591	UnumProvident Corp.	449,722

		8,089,154

Internet & Direct Marketing Retail (0.5%):
3,941	Amazon.com, Inc.*	3,493,854
4,456	Expedia, Inc.	562,214

		4,056,068

Internet Software & Services (0.7%):
13,320	Alibaba Group Holding, Ltd., ADR*^	1,436,295
839	Alphabet, Inc., Class C*	696,001
95,700	Dropbox, Inc.*(a)(b)	1,078,539
16,527	Facebook, Inc., Class A*	2,347,660
5,547	Lookout, Inc.*(a)(b)	2,829
982	VeriSign, Inc.*^	85,542

		5,646,866

Shares		Fair Value
Common Stocks, continued
IT Services (0.6%):
678	Accenture plc, Class C	$81,279
196	Alliance Data Systems Corp.	48,804
1,418	Amdocs, Ltd.	86,484
13,253	Cognizant Technology Solutions Corp., Class A*	788,818
1,326	Computer Sciences Corp.	91,507
6,882	Global Payments, Inc.	555,240
63,128	Infosys, Ltd.	994,954
6,575	MasterCard, Inc., Class A	739,490
29,636	Sabre Corp.^	627,987
16,770	Square, Inc., Class A*	289,786
7,714	Visa, Inc., Class A	685,543

		4,989,892

Leisure Products (0.0%):
3,100	Yamaha Corp.	85,342

Life Sciences Tools & Services (0.0%):
11,787	Patheon NV*^	310,470
904	Thermo Fisher Scientific, Inc.	138,854

		449,324

Machinery (0.6%):
21,659	Doosan Bobcat, Inc.	710,718
11,184	GEA Group AG	474,845
90,090	Haitian International Holdings, Ltd.	209,599
8,100	Hino Motors, Ltd.	98,355
417	Illinois Tool Works, Inc.	55,240
30,600	Komatsu, Ltd.	800,655
32,200	Kubota Corp.	484,763
3,300	Kurita Water Industries, Ltd.	79,992
2,600	Makita Corp.	91,242
85,518	SKF AB, Class B^	1,693,554
444	WABCO Holdings, Inc.*^	52,134

		4,751,097

Media (0.7%):
2,492	Charter Communications, Inc., Class A*	815,681
55,575	Comcast Corp., Class A	2,089,064
9,302	DISH Network Corp., Class A*	590,584
2,846	Liberty Broadband Corp., Class A*	242,166
5,521	Liberty Broadband Corp., Class C*	477,014
6,648	Liberty Global plc, Class A*	238,464
10,058	Liberty Media Group, Class C*(a)	343,481
10,241	Liberty SiriusXM Group, Class A*	398,580
19,202	Liberty SiriusXM Group, Class C*	744,654
7,600	Nippon Television Holdings, Inc.	131,308
432	Omnicom Group, Inc.^	37,243
40,363	Pearson plc	344,240
66,466	RAI Way SpA^	345,989
724	Scripps Networks Interactive, Class C	56,740
8,600	SKY Perfect JSAT Holdings, Inc.	36,375
3,500	Toho Co., Ltd.	92,996
5,200	TV Asahi Holdings Corp.	98,492
37,077	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	202,114

		7,285,185

Metals & Mining (0.0%):
17,183	Platinum Group Metals, Ltd.*^	28,300
78,543	Platinum Group Metals, Ltd.*	128,026
444	POSCO	115,046
10,300	Tokyo Steel Manufacturing Co., Ltd.	86,615
2,300	Yamato Kogyo Co., Ltd.	59,500

		417,487

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.1%):
18,741	Target Corp.	$1,034,316

Multi-Utilities (0.3%):
48,863	Innogy Se*	1,844,343
4,211	National Grid plc	53,400
7,534	Sempra Energy	832,507

		2,730,250

Oil, Gas & Consumable Fuels (2.2%):
34,198	Anadarko Petroleum Corp.	2,120,276
37,667	BP plc, ADR^	1,300,265
57,206	BP plc	328,453
284	Chevron Corp.	30,493
117,353	Coal India, Ltd.	528,918
110,280	EnCana Corp.^	1,291,378
7,495	EQT Corp.	457,945
19,000	Formosa Petrochemical Corp.	66,356
79,900	INPEX Corp.	788,376
72,508	Marathon Oil Corp.	1,145,626
59,171	Marathon Petroleum Corp.	2,990,502
32,131	Oil & Natural Gas Corp., Ltd.	91,619
778	Phillips 66	61,633
86,298	Reliance Industries, Ltd.*	1,757,269
38,484	Royal Dutch Shell plc, Class A, ADR	2,029,261
41,253	Royal Dutch Shell plc, Class A	1,086,519
14,022	Snam SpA	60,638
27,800	Thai Oil Public Co., Ltd.	61,111
862	Total SA, ADR	43,462
18,138	Total SA	916,227
1,620	Valero Energy Corp.	107,390
33,322	Williams Cos., Inc. (The)	985,998

		18,249,715

Personal Products (0.2%):
20,554	Edgewell Personal Care Co.*^	1,503,320
1,724	Unilever NV	85,640

		1,588,960

Pharmaceuticals (1.2%):
5,500	Astellas Pharma, Inc.	72,591
19,070	AstraZeneca plc	1,171,827
14,778	Bayer AG, Registered Shares	1,703,296
15,815	Catalent, Inc.*	447,881
52,042	GlaxoSmithKline plc	1,082,388
1,251	Johnson & Johnson Co.	155,812
5,604	Merck & Co., Inc.	356,078
17,211	Mylan NV*	671,057
3,100	Otsuka Holdings Co., Ltd.	140,143
16,953	Perrigo Co. plc	1,125,509
78,927	Pfizer, Inc.	2,700,093
13,088	Sanofi-Aventis SA	1,184,047
1,500	Sawai Pharmaceutical Co., Ltd.	81,210

		10,891,932

Professional Services (0.1%):
374	Manpower, Inc.	38,361
9,054	Randstad Holding NV	522,356

		560,717

Real Estate Management & Development (0.9%):
410,200	CapitaLand, Ltd.	1,064,760
25,000	Hang Lung Properties, Ltd.	65,112
82,000	Mitsubishi Estate Co., Ltd.	1,499,800
46,000	Sino Land Co., Ltd.	80,606
76,666	Sun Hung Kai Properties, Ltd.	1,126,360
10,000	Swire Pacific, Ltd., Class A	100,090
49,034	The St. Joe Co.*^	836,030
15,874	Vonovia SE	559,367
16,000	Wharf Holdings, Ltd. (The)	137,296

		5,469,421

Shares		Fair Value
Common Stocks, continued
Road & Rail (0.5%):
67,300	ComfortDelGro Corp., Ltd.	$123,198
18,200	East Japan Railway Co.	1,588,078
15,184	Kansas City Southern	1,302,180
10,000	Kyushu Railway Co.	307,949
5,700	Seino Holdings Co., Ltd.	64,149
7,300	West Japan Railway Co.	475,567

		3,861,121

Semiconductors & Semiconductor Equipment (0.4%):
1,835	Intel Corp.	66,188
734	KLA-Tencor Corp.	69,781
27,735	QUALCOMM, Inc.	1,590,326
10,400	ROHM Co., Ltd.	693,695
10,660	SK Hynix, Inc.	481,327
29,100	SUMCO Corp.	487,322

		3,388,639

Software (1.1%):
685	Adobe Systems, Inc.*	89,139
7,086	Electronic Arts, Inc.*	634,339
5,100	Intuit, Inc.	591,549
10,540	Microsoft Corp.	694,164
3,900	Nintendo Co., Ltd.	907,250
37,067	Nuance Communications, Inc.*	641,630
26,866	Snap, Inc., Class A*^	605,291
3,100	Trend Micro, Inc.	138,169
68,532	Uber Technologies, Inc.*(a)(b)	3,573,258
14,870	UbiSoft Entertainment SA*	634,971
6,086	VMware, Inc., Class A*^	560,764

		9,070,524

Specialty Retail (0.6%):
12,660	Bed Bath & Beyond, Inc.^	499,564
4,393	Home Depot, Inc. (The)	645,024
24,162	Lowe’s Cos., Inc.	1,986,358
800	Shimamura Co., Ltd.	105,829
15,077	Urban Outfitters, Inc.*^	358,230
12,752	Williams-Sonoma, Inc.^	683,762
68,300	Yamada Denki Co., Ltd.^	341,663

		4,620,430

Technology Hardware, Storage & Peripherals (0.5%):
27,776	Apple, Inc.(c)	3,990,301
2,800	Fujifilm Holdings Corp.	109,661
48,668	Pure Storage, Inc., Class A*^	478,406
499	Western Digital Corp.	41,182

		4,619,550

Textiles, Apparel & Luxury Goods (0.4%):
11,361	Luxottica Group SpA	627,097
3,195	LVMH Moet Hennessy Louis Vuitton SA	702,449
19,923	Michael Kors Holdings, Ltd.*	759,266
7,791	Nike, Inc., Class C	434,192
406	PVH Corp.	42,009
4,929	Ralph Lauren Corp.^	402,305

		2,967,318

Tobacco (0.0%):
1,451	Altria Group, Inc.	103,630
3,300	Japan Tobacco, Inc.	107,443
2,011	KT&G Corp.	175,345

		386,418

Trading Companies & Distributors (0.0%):
574	United Rentals, Inc.*^	71,779

Transportation Infrastructure (0.0%):
8,000	Kamigumi Co., Ltd.	69,262

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.6%):
27,800	Advanced Information Service plc	$144,026
2,383	China Mobile, Ltd., ADR	131,613
44,000	Far EasTone Telecommunications Co., Ltd.	108,044
82,600	Intouch Holdings Public Co., Ltd.	134,017
14,500	KDDI Corp.	381,055
9,900	NTT DoCoMo, Inc.	230,768
517	SK Telecom Co., Ltd.	116,704
47,000	Taiwan Mobile Co., Ltd.	172,695
21,839	Vodafone Group plc, ADR	577,205
628,489	Vodafone Group plc	1,634,305

		3,630,432

Total Common Stocks (Cost $191,234,290)		225,915,094

Preferred Stocks (0.8%):
Automobiles (0.0%):
2,595	Volkswagen AG, 0.12%	378,004

Banks (0.1%):
15,051	Citigroup Capital XIII, Series A, 1.99%	401,109
2,611	U.S. Bancorp, Series G, 0.96%	65,275
7,094	U.S. Bancorp, Series F, 0.91%	203,314
84,000	USB Capital IX, 3.50%	71,400

		741,098

Commercial Services & Supplies (0.0%):
3,136	Stericycle, Inc., 7.34%^	224,381

Consumer Finance (0.1%):
16,911	GMAC Capital Trust I, Series 2, 0.94%	430,047

Equity Real Estate Investment Trusts (0.1%):
1,639	American Tower Corp., Series A, 4.92%	186,846
6,282	Welltower, Inc., Series I, 5.15%	396,520

		583,366

Health Care Providers & Services (0.1%):
16,596	Anthem, Inc., 5.20%^	829,633
143,925	Grand Rounds, Inc., Series C*(a)(b)	413,065

		1,242,698

Internet Software & Services (0.1%):
63,925	Lookout, Inc.*(a)(b)	632,858

Multi-Utilities (0.1%):
13,401	Dominion Resources, Inc., 3.32%^	681,843

Pharmaceuticals (0.1%):
686	Allergan plc, Series A, 0.08%	582,949

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)	922,286

Total Preferred Stocks (Cost $6,085,499)		6,419,530

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.	16,386

Total Warrant (Cost $–)		16,386

Convertible Preferred Stocks (0.2%):
Banks (0.0%):
131	Wells Fargo & Co., Series L, Class A, 6.05%	162,276

Internet Software & Services (0.2%):
144,482	Domo, Inc., Series E*(a)(b)	1,203,535

Total Convertible Preferred Stocks (Cost $1,361,004)		1,365,811

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.0%):
Household Durables (0.0%):
$3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(d)	$161,525
23,389	Jawbone, 0.00%*(a)(b)	63,852

		225,377

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(d)	14,124

Total Private Placements (Cost $3,333,000)		239,501

Convertible Bonds (0.5%):
Diversified Telecommunication Services (0.1%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(e)	304,170
500,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+	523,803

		827,973

Electrical Equipment (0.1%):
370,000	Suzlon Energy, Ltd., Series SUEL, 5.75%, 7/16/19(d)(e)	418,100

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(f)	2,000

Multi-Utilities (0.0%):
3,561	Dominion Resources, Inc., 6.75%, 7/1/17	179,118

Oil, Gas & Consumable Fuels (0.1%):
486,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	155,520
596,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	149,000
631,620	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(e)	549,509

		854,029

Pharmaceuticals (0.1%):
700,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(e)	868,476

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(e)	183,679

Semiconductors & Semiconductor Equipment (0.0%):
113,000	Intel Corp., 3.25%, 8/1/39	197,397

Wireless Telecommunication Services (0.1%):
6,388	Mandatory Exchange Trust, 5.75%, 6/1/19	826,927

Total Convertible Bonds (Cost $5,469,800)		4,357,699

Bank Loans (0.2%):
Capital Markets (0.1%):
102,487	Sheridan Production Partners, 4.25%, 12/2/20(d)(g)	84,039
38,233	Sheridan Production Partners, 4.25%, 12/16/20(d)(g)	31,351
736,585	Sheridan Production Partners, 4.25%, 12/16/20(d)(g)	604,000

		719,390

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Energy Equipment & Services (0.0%):
$ 178,464	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(d)	$127,334
374,634	Seadrill, Ltd., 4.00%, 2/21/21(d)	253,189

		380,523

Hotels, Restaurants & Leisure (0.1%):
525,310	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	528,951

Oil, Gas & Consumable Fuels (0.0%):
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(d)	288,942
111,961	Fieldwood Holdings LLC, 0.00%, 8/31/20(d)	105,454

		394,396

Total Bank Loans (Cost $2,450,092)		2,023,260

Collateralized Mortgage Obligations (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 4.05%, 8/20/25(a)(b)(d)	552,102

Total Collateralized Mortgage Obligations (Cost $690,066)		552,102

Corporate Bonds (2.1%):
Banks (0.4%):
168,000	Bank of America Corp., 2.00%, 1/11/18, MTN	168,429
163,000	Bank of America Corp., 2.60%, 1/15/19	164,697
473,000	Citigroup, Inc., 1.80%, 2/5/18	473,243
389,000	Citigroup, Inc., Series O, 5.87%, 12/29/49, Callable 3/27/20 @ 100^(d)	402,372
451,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100^	446,317
137,000	JPMorgan Chase & Co., 4.35%, 8/15/21	146,619
378,000	JPMorgan Chase & Co., 1.94%, 1/15/23, Callable 1/15/22 @ 100(d)	380,868
162,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	170,462

		2,353,007

Biotechnology (0.1%):
353,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	355,407
286,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100	282,409

		637,816

Capital Markets (0.2%):
1,060,000	Goldman Sachs Group, Inc., 2.60%, 12/27/20, Callable 12/27/19 @ 100	1,060,164
321,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100^(d)	331,882
337,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/31/49, Callable 5/10/20 @ 100(d)	344,583

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 238,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(d)	$242,308

		1,978,937

Communications Equipment (0.0%):
229,000	Cisco Systems, Inc., 2.20%, 2/28/21	229,098
53,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	58,433

		287,531

Consumer Finance (0.4%):
203,000	Ally Financial, Inc., 3.50%, 1/27/19	204,523
209,000	American Express Co., Series C, 5.01%, 12/29/49, Callable 3/15/20 @ 100^(d)	208,739
655,000	American Express Credit, 2.70%, 3/3/22, Callable 1/31/22 @ 100	654,213
264,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	272,758
200,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	200,496
250,000	General Motors Financial Co., 3.50%, 7/10/19	256,845
132,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	133,010
122,000	Hyundai Capital America, 2.00%, 3/19/18(e)	122,110
87,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	89,641

		2,142,335

Diversified Financial Services (0.0%):
231,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	231,057

Diversified Telecommunication Services (0.5%):
412,000	AT&T, Inc., 2.38%, 11/27/18^	414,855
660,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	656,565
2,119,000	Verizon Communications, 3.13%, 3/16/22	2,130,399
80,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	77,167
156,000	Verizon Communications, Inc., 2.63%, 8/15/26^	142,450

		3,421,436

Equity Real Estate Investment Trusts (0.0%):
140,000	American Tower Corp., 3.40%, 2/15/19	143,130

Health Care Equipment & Supplies (0.0%):
370,000	Medtronic, Inc., 3.15%, 3/15/22	380,803

Hotels, Restaurants & Leisure (0.0%):
240,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31(e)	242,928

Industrial Conglomerates (0.1%):
38,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	41,996

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$196,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(d)	$198,940
332,000	General Electric Co., Series D, 5.00%, 12/31/49, Callable 1/21/21 @ 100(d)	350,260

		591,196

Insurance (0.0%):
184,000	Prudential Financial, Inc., 5.87%, 9/15/42, Callable 9/15/22 @ 100(d)	199,962
122,000	Prudential Financial, Inc., 5.63%, 6/15/43, Callable 6/15/23 @ 100(d)	130,723

		330,685

Internet Software & Services (0.0%):
163,000	eBay, Inc., 3.80%, 3/9/22, Callable 2/9/22 @ 100	169,629

Media (0.1%):
114,000	Cablevision Systems Corp., 5.88%, 9/15/22^	114,998
265,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(e)	266,325
47,150	Delta Topco, Ltd., 2.00%, 7/23/19(a)(b)	68,318
300,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100	314,999

		764,640

Multiline Retail (0.0%):
156,598	Neiman Marcus Group, Ltd., Inc., 0.00%, 10/25/20(d)	125,614

Oil, Gas & Consumable Fuels (0.0%):
136,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100	147,547

Personal Products (0.0%):
179,000	Edgewell Personal Care Co., 4.70%, 5/19/21	187,503
167,000	Edgewell Personal Care Co., 4.70%, 5/24/22	173,680

		361,183

Pharmaceuticals (0.0%):
149,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(e)	161,461
228,000	Mylan, Inc., 2.55%, 3/28/19	228,873

		390,334

Real Estate Management & Development (0.1%):
473,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(b)(e)	443,889

Semiconductors & Semiconductor Equipment (0.0%):
388,000	QUALCOMM, Inc., 3.00%, 5/20/22	392,649

Software (0.1%):
80,000	Activision Blizzard, 2.30%, 9/15/21, Callable 8/15/21 @ 100(e)	78,328

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$ 511,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	$502,119

		580,447

Technology Hardware, Storage & Peripherals (0.1%):
570,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	576,819

Wireless Telecommunication Services (0.0%):
53,000	T-Mobile USA, Inc., 4.00%, 4/15/22^	53,861
210,000	T-Mobile USA, Inc., 6.00%, 4/15/24, Callable 4/15/19 @ 104.5	223,913

		277,774

Total Corporate Bonds (Cost $16,794,370)		16,971,386

Foreign Bonds (6.1%):
Banks (0.1%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 126+(d)	750,611

Metals & Mining (0.0%):
139,000	Constellium NV, 7.00%, 1/15/23+(e)	151,610

Sovereign Bonds (6.0%):
2,036,000	Australian Government, Series 124, 5.75%, 5/15/21+	1,778,524
3,655,000	Australian Government, Series 128, 5.75%, 7/15/22+	3,275,784
609,000	Australian Government, Series 133, 5.50%, 4/21/23+	547,352
2,485,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/18+(h)	814,315
1,256,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(h)	1,245,946
6,680,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/23+(h)	2,194,320
1,804,831	Bundesrepub. Deutshland, 0.26%, 8/15/26+	1,879,318
1,120,000	Canada Housing Trust, 1.25%, 6/15/21+(e)	836,517
1,717,000	Canadian Government, 0.25%, 5/1/18+	1,285,445
4,374,000	Canadian Government, 0.50%, 8/1/18+	3,280,747
1,097,000	Canadian Government, 0.75%, 3/1/21+	816,319
490,000,000	Japan Treasury Discount Bill, Series 655, 0.00%, 4/10/17+(i)	4,402,204
280,000,000	Japan Treasury Discount Bill, Series 659, 0.00%, 4/24/17+(i)	2,515,764
520,000,000	Japan Treasury Discount Bill, Serries 650, -0.15%, 6/12/17+(i)	4,673,087
218,500,000	Japan Treasury Discount Bill, Series 362, 0.10%, 3/15/18+	1,969,935
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+	2,469,476
31,399,800	Mexican Bonos Desarr, 8.50%, 12/13/18+(d)(j)	1,724,486
61,705,100	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(d)(j)	3,254,932
2,481,000	New Zealand Government, Series 0521, 6.00%, 5/15/21+	1,975,496

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 696,548	Obrigacoes Do Tesouro, 3.85%, 4/15/21+	$810,198
4,087,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+	1,028,478
4,125,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+	967,999
4,904,000	Poland Government Bond, 2.50%, 7/25/27+	1,131,378
217,000	Republic of Argentina, 3.88%, 1/15/22+(e)	229,470
488,000	Republic of Indonesia, 2.63%, 6/14/23+(e)	545,276
1,520,000	Romania Government Bond, 4.75%, 2/24/25+	383,784
1,150,700	United Kingdom Treasury, 1.25%, 7/22/18+	1,462,706
523,990	United Kingdom Treasury, 1.75%, 7/22/19+	681,084
1,054,749	United Kingdom Treasury, 0.50%, 7/22/22+(e)	1,317,975

		49,498,315

Total Foreign Bonds (Cost $50,280,189)		50,400,536

Yankee Dollars (1.4%):
Banks (0.3%):
494,000	BNP Paribas SA, 2.40%, 12/12/18	496,883
273,000	Export-Import Bank of Korea, 2.63%, 12/30/20	273,679
614,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100(d)	617,838
403,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	412,559

		1,800,959

Capital Markets (0.0%):
207,000	UBS Group AG, 4.13%, 9/24/25(e)	210,502

Diversified Telecommunication Services (0.1%):
272,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 5/8/17 @ 102.5	244,460
89,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104^(e)	94,340
289,000	Telecom Italia SpA, 5.30%, 5/30/24^(e)	292,251

		631,051

Industrial Conglomerates (0.0%):
200,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(e)	72,000

Internet Software & Services (0.0%):
314,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100	317,128

Oil, Gas & Consumable Fuels (0.2%):
509,000	Petrobras Global Finance, 6.13%, 1/17/22^	534,196
355,000	Petroleos Mexicanos, 4.77%, 3/11/22(d)(e)	381,625
368,000	Petroleos Mexicanos, 4.63%, 9/21/23^	370,116

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 58,000	YPF SA, 8.50%, 7/28/25(e)	$62,913

		1,348,850

Paper & Forest Products (0.1%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(e)	1,007,820

Pharmaceuticals (0.0%):
287,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	291,899

Real Estate Management & Development (0.0%):
150,500	IRSA Propiedades Comerciales SA, 8.75%, 3/23/23, Callable 3/23/20 @ 104.38(e)	165,637

Road & Rail (0.0%):
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/24/17 @ 100(a)	26,369

Sovereign Bonds (0.7%):
234,000	Federal Republic of Brazil, 4.88%, 1/22/21^	246,577
257,000	Federal Republic of Brazil, 2.63%, 1/5/23	238,368
279,000	Republic of Argentina, 6.88%, 4/22/21(e)	299,646
367,000	Republic of Argentina, 5.63%, 1/26/22(e)	375,808
662,000	Republic of Argentina, 7.50%, 4/22/26(e)	703,705
677,000	Republic of Argentina, 6.88%, 1/26/27(e)	686,478
513,000	Republic of Argentina, 7.13%, 7/6/36(e)	496,584
338,000	Republic of Hungary, 6.25%, 1/29/20	370,269
934,000	Republic of Hungary, 6.38%, 3/29/21	1,051,917
233,000	Republic of Indonesia, 6.88%, 1/17/18(e)	242,304
200,000	Republic of Indonesia, 3.70%, 1/8/22(e)	203,943
154,000	Republic of Poland, 5.00%, 3/23/22	169,021
209,000	Republic of Turkey, 6.75%, 4/3/18	217,124
461,000	Saudi International Bond, 2.38%, 10/26/21(e)	452,933

		5,754,677

Total Yankee Dollars (Cost $12,019,784)		11,626,892

U.S. Treasury Obligations (9.4%):
U.S. Treasury Bills (4.6%)
5,000,000	0.56%, 4/13/17(i)	4,998,995
13,657,000	0.62%, 4/20/17(i)	13,652,302
2,000,000	0.65%, 4/27/17(i)	1,999,026
2,000,000	0.63%, 5/4/17(i)	1,998,812
5,000,000	0.67%, 5/11/17(i)	4,996,205
4,000,000	0.68%, 5/18/17(i)	3,996,388
2,000,000	0.68%, 5/25/17(i)	1,997,930
4,000,000	0.73%, 6/22/17(i)	3,993,312

		37,632,970

U.S. Treasury Inflation Index Notes (0.4%)
2,761,200	0.13%, 7/15/26	2,729,156

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$ 1,166,800	0.38%, 1/15/27(c)	$1,167,891

		3,897,047

U.S. Treasury Notes (4.4%)
1,000,000	0.75%, 12/31/17(k)	997,969
938,500	1.13%, 7/31/21	910,199
20,294,400	1.88%, 1/31/22	20,249,995
5,292,800	1.88%, 2/28/22	5,281,431
8,483,000	2.25%, 2/15/27	8,374,647

		35,814,241

Total U.S. Treasury Obligations (Cost $77,340,655)		77,344,258

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $328,905)		127,955

Purchased Options (0.3%):
Total Purchased Options (Cost $2,193,699)		3,209,805

Exchange Traded Funds (1.7%):
2,334	ETFS Platinum Trust(k)	212,184
2,764	ETFS Physical Palladium Shares(k)	211,253
61,700	iShares Gold Trust(k)	741,017
104,833	SPDR Gold Trust(c)(k)	12,445,773

Total Exchange Traded Fund (Cost $13,769,833)		13,610,227

Securities Held as Collateral for Securities on Loan (3.3%):
$27,361,067	AZL MVP BlackRock Global Strategy Plus Fund Securities Lending Collateral Account(l)	27,361,067

Total Securities Held as Collateral for Securities on Loan (Cost $27,361,067)		27,361,067

Unaffiliated Investment Company (0.2%):
1,789,622	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(i)	1,789,622

Total Unaffiliated Investment Company (Cost $1,789,622)		1,789,622

Affiliated Investment Companies (44.7%):
20,728,758	AZL Enhanced Bond Index Fund	222,626,863
14,631,827	AZL Global Equity Index Fund	146,025,637

Total Affiliated Investment Company (Cost $356,691,763)		368,652,500

Total Investment Securities (Cost $769,193,639)(m)—98.6%		811,983,631
Net other assets (liabilities)—1.4%		11,844,981

Net Assets—100.0%		$823,828,612

Percentages indicated are based on net assets as of March 31, 2017.

ADR	—	American Depositary Receipt
MTN	—	Medium Term Note
SPDR	—	Standard & Poor’s Depository Receipts

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $25,884,266.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 1.10% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 1.11% of the net assets of the fund.
(c)	All or a portion of this security has been pledged as collateral for open derivative positions.
(d)	Variable rate security. The rate presented represents the rate in effect at March 31, 2017. The date presented represents the final maturity date.
(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(f)	Defaulted bond.
(g)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.09% of the net assets of the Fund.
(h)	Principal amount is stated in 1,000 Brazilian Real Units.
(i)	The rate represents the effective yield at March 31, 2017.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(m)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
Argentina	0.2%
Australia	0.8%
Belgium	0.2%
Bermuda	—	%NM
Brazil	0.6%
Canada	0.9%
Cayman Islands	—	%NM
Chile	—	%NM
China	0.2%
Czech Republic	—	%NM
European Community	—	%NM
Finland	0.2%
France	1.6%
Germany	1.2%
Guernsey	—	%NM
Hong Kong	0.4%
Hungary	0.2%
India	0.6%
Indonesia	0.3%
Ireland (Republic of)	0.2%
Italy	0.5%
Japan	7.0%
Jersey	0.1%
Luxembourg	0.1%
Mexico	0.7%
Netherlands	0.8%
New Zealand	0.2%
Poland	0.4%
Portugal	0.1%
Republic of Korea (South)	0.3%
Romania	—	%NM
Saudi Arabia	0.1%
Singapore	0.2%
Spain	0.3%
Sweden	0.3%
Switzerland	0.5%
Taiwan, Province Of China	0.2%
Thailand	0.1%
Turkey	—	%NM
United Arab Emirates	0.1%
United Kingdom	2.6%
United States	77.8%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Securities Sold Short (-0.6%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Bank of Montreal	$(493,793)	$(573,779)	$(79,986)
Caterpillar, Inc.	(578,141)	(549,231)	28,910
First Quantum Minerals, Ltd.	(28,597)	(22,964)	5,633
Lyondellbasell Industries NV	(454,992)	(449,202)	5,790
Procter & Gamble Co. (The)	(599,100)	(605,948)	(6,848)
ProLogis, Inc.	(787,708)	(820,638)	(32,930)
Royal Bank of Canada	(621,331)	(698,421)	(77,090)

	$(3,563,662)	$(3,720,183)	$(156,521)

Futures Contracts

Cash of $41,754,400 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)(a)	Short	6/16/17	(9)	$(328,907)	$(4,106)
NASDAQ 100 E-Mini June Futures (U.S. Dollar) (a)	Short	6/16/17	(35)	(3,806,950)	(31,759)
Nikkei 225 Index June Futures (Japanese Yen) (a)	Short	6/8/17	(8)	(681,340)	11,169
S&P 500 Index E-Mini June Futures (U.S. Dollar)	Short	6/16/17	119	14,037,240	(54,172)
ASX SPI 200 Index June Futures (Australian Dollar) (a)	Long	6/15/17	1	111,668	2,208
SGX Nifty 50 Index April Futures (U.S. Dollar) (a)	Long	4/27/17	36	662,256	4,580
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	165	20,552,813	(46,806)

Total					$(118,886)

Option Contracts(a)

Over-the-counter options purchased as of March 31, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
AFLAC, Inc.	Goldman Sachs	Call	85.00 USD	1/19/18	7,320	$4,283
Allstate Corp.	Goldman Sachs	Call	80.00 USD	1/19/18	4,662	26,334
Apple, Inc.	UBS Warburg	Call	110.00 USD	9/15/17	13,425	460,348
BB&T Corp.	Goldman Sachs	Call	40.00 USD	1/19/18	10,179	63,262
Capital One Financial Corp.	Goldman Sachs	Call	80.00 USD	1/19/18	10,419	119,833
Citigroup,Inc.	Goldman Sachs	Call	42.00 USD	1/19/18	6,262	29,587
Citigroup,Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	14,279	111,954
CME Group Inc.	Goldman Sachs	Call	115.00 USD	1/19/18	5,010	50,469
Comerica Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	8,756	138,057
E*Trade Financial Corp.	Goldman Sachs	Call	35.00 USD	1/19/18	12,968	50,619
Euro Stoxx 50 Index	Citigroup Global Markets	Call	3150.00 EUR	6/16/17	256	84,991
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55 EUR	9/21/18	106	26,105
Fifth Third Bancorp	Goldman Sachs	Call	25.00 USD	1/19/18	14,279	36,715
Franklin Resources, Inc.	Goldman Sachs	Call	45.00 USD	1/19/18	12,892	33,422
JPMorgan Chase & Co.	Goldman Sachs	Call	70.00 USD	1/19/18	14,279	270,310
Keycorp	Goldman Sachs	Call	15.00 USD	1/19/18	14,279	49,686
Lincoln Natl Corp.	Goldman Sachs	Call	55.00 USD	1/19/18	8,673	112,567
MetLife, Inc.	Goldman Sachs	Call	52.50 USD	1/19/18	14,279	64,433
Morgan Stanley	Goldman Sachs	Call	35.00 USD	1/19/18	14,279	128,203
Munulife Financial Corp.	Goldman Sachs	Call	22.00 CAD	1/19/18	14,279	24,905

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

QUALCOMM, Inc.	Deutsche Bank	Call	52.50	USD	5/19/17	12,183	$66,349
Regions Financial Corp.	Goldman Sachs	Call	12.00	USD	1/19/18	14,279	43,525
SPDR Gold Shares(b)	Societe Generale	Call	120.00	USD	5/19/17	10,509	17,373
SPDR Gold Shares(b)	Morgan Stanley	Call	120.00	USD	6/30/17	15,756	39,936
SPDR Gold Shares(b)	Morgan Stanley	Call	121.00	USD	7/21/17	11,905	29,889
SPDR Gold Shares(b)	Morgan Stanley	Call	121.00	USD	8/18/17	11,249	34,213
SPDR Gold Shares(b)	JPMorgan Chase	Call	122.00	USD	10/20/17	9,269	34,818
SPDR Gold Shares(b)	JPMorgan Chase	Call	120.00	USD	11/17/17	11,386	57,738
SPDR Gold Trust(b)	Morgan Stanley	Call	122.00	USD	9/29/17	14,970	50,793
State Street Corp.	Goldman Sachs	Call	72.50	USD	1/19/18	9,661	109,711
SunTrust Banks, Inc.	Goldman Sachs	Call	55.00	USD	1/19/18	14,279	71,327
Synchrony Financial	Goldman Sachs	Call	35.00	USD	1/19/18	14,279	41,782
TD Ameritrade Holding Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	12,170	36,500
The Charles Schwab Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	14,279	66,485
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1550.00	JPY	4/14/17	77,427	3,112
Tokyo Stock Exchange Price Index	BNP Paribas	Call	1575.00	JPY	4/14/17	97,201	1,104
Tokyo Stock Exchange Price Index	Societe Generale	Call	1575.00	JPY	5/12/17	129,265	9,702
Tokyo Stock Exchange Price Index	BNP Paribas	Call	1550.00	JPY	6/9/17	77,573	16,555
Tokyo Stock Exchange Price Index	Goldman Sachs	Call	1600.00	JPY	7/14/17	130,490	18,803
Tokyo Stock Exchange Price Index	UBS Warburg	Call	1600.00	JPY	9/8/17	88,751	20,786
Travelers Companies, Inc.	Goldman Sachs	Call	135.00	USD	1/19/18	4,416	8,549
Wells Fargo & Co.	Goldman Sachs	Call	55.00	USD	1/19/18	15,995	67,671
Zions Bancorporation	Goldman Sachs	Call	35.00	USD	1/19/18	11,707	100,599
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	59177.00	BRL	4/12/17	68	495
Russell 2000 Index	Morgan Stanley	Put	1350.00	USD	4/21/17	1,940	12,729
Russell 2000 Index	Morgan Stanley	Put	1335.00	USD	5/19/17	1,296	18,437
Russell 2000 Index	UBS Warburg	Put	1360.00	USD	5/19/17	1,173	24,108
S&P 500 Index	Deutsche Bank	Put	2325.00	USD	4/21/17	1,177	9,060
S&P 500 Index	Citigroup	Put	2325.00	USD	5/19/17	1,565	34,725
S&P 500 Index	BNP Paribas	Put	2330.00	USD	5/19/17	653	15,318
S&P 500 Index	Bank of America	Put	2300.00	USD	6/16/17	1,554	43,462

Total							$2,991,737

Over-the-counter options written as of March 31, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Apple, Inc.	UBS Warburg	Call	130.00	USD	9/15/17	13,425	$(225,886)
Ibovespa Brasil Sao Paulo Index	Bank of America	Call	64946.76	BRL	4/12/17	68	(25,530)
Russell 2000 Index	Morgan Stanley	Call	1435.00	USD	5/19/17	1,296	(13,915)
Russell 2000 Index	UBS Warburg	Call	1460.00	USD	5/19/17	1,173	(6,796)
S&P 500 Index	Bank of America	Call	2390.00	USD	6/16/17	1,554	(46,077)
SPDR Gold Shares(b)	Morgan Stanley	Call	140.00	USD	6/30/17	15,756	(1,714)
SPDR Gold Shares(b)	JPMorgan Chase	Call	146.00	USD	10/20/17	93	(3,714)

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

SPDR Gold Shares(b)	JPMorgan Chase	Call	137.00	USD	11/17/17	113	$(12,204)
SPDR Gold Trust(b)	Morgan Stanley	Call	143.00	USD	7/21/17	11,905	(1,493)
SPDR Gold Trust(b)	Morgan Stanley	Call	145.00	USD	9/29/17	14,970	(4,960)
Tokyo Stock Exchange Price Index	UBS Warburg	Call	1750.00	JPY	9/8/17	88,751	(3,271)
Apple, Inc.	UBS Warburg	Put	100.00	USD	9/15/17	13,425	(3,626)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07	EUR	9/21/18	106	(9,453)
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	50300.45	BRL	4/12/17	68	—
QUALCOMM, Inc.	Deutsche Bank	Put	40.00	USD	5/19/17	12,183	(165)
Russell 2000 Index	Morgan Stanley	Put	1250.00	USD	4/21/17	1,940	(1,564)
Russell 2000 Index	Morgan Stanley	Put	1215.00	USD	5/19/17	1,296	(3,492)
Russell 2000 Index	UBS Warburg	Put	1260.00	USD	5/19/17	1,173	(5,762)
S&P 500 Index	Deutsche Bank	Put	2175.00	USD	4/21/17	1,177	(1,176)
S&P 500 Index	BNP Paribas	Put	2160.00	USD	5/19/17	653	(3,208)
S&P 500 Index	Citigroup	Put	2175.00	USD	5/19/17	1,565	(8,772)
S&P 500 Index	Bank of America	Put	2150.00	USD	6/16/17	1,554	(14,820)
SPDR Gold Shares(a)	JPMorgan Chase	Put	105.00	USD	10/20/17	93	(6,575)
SPDR Gold Shares(a)	JPMorgan Chase	Put	103.00	USD	11/17/17	113	(7,797)
SPDR Gold Trust(a)	Morgan Stanley	Put	105.00	USD	9/29/17	14,970	(8,585)
Tokyo Stock Exchange Price Index	Goldman Sachs	Put	1475.00	JPY	7/14/17	65,245	(21,248)

Total (Premiums $573,926)							$(441,803)

Over-the-counter currency options purchased as of March 31, 2017 were as follows:

Description	Counterparty	Strike Price		Expiration Date	Notional Amount	Fair Value
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	1.20	EUR	3/27/18	10,512,802	$56,326
European Dollar Call Currency Option (USD/EUR)	Morgan Stanley	1.12	EUR	4/6/17	25,604	56
European Dollar Call Currency Option (USD/EUR)	Goldman Sachs	1.10	EUR	4/20/17	17,270	533
European Dollar Call Currency Option (USD/EUR)	Deutsche Bank	1.11	EUR	5/4/17	18,194	1,744
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	1.10	EUR	5/12/17	26,101	13,417
European Dollar Call Currency Option (USD/EUR)	JPMorgan Chase	1.10	EUR	5/25/17	26,160	15,170
European Dollar Call Currency Option (USD/EUR)	BNP Paribas	1.13	EUR	6/21/17	26,278	7,094
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	1.13	EUR	7/20/17	26,278	12,265
Great Britain Pound Call Currency Option (USD/GBP)	JPMorgan Chase	1.28	GBP	8/21/17	26,159	47,165
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	114.50	USD	5/18/17	26,022	8,753
Japanese Yen Call Currency Option (USD/JPY)	UBS Warburg	116.00	USD	5/18/17	26,123	4,351
Japanese Yen Call Currency Option (USD/JPY)	Morgan Stanley	113.50	USD	6/23/17	26,287	22,942
Maxican Call Currency Option (USD/MXN)	UBS Warburg	19.40	USD	6/20/17	1,314,803	21,113
Norwegian Put Currency Option (USD/NOK)	BNP Paribas	8.30	USD	6/16/17	1,312,252	7,140

Total						$218,069

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Over-the-counter currency options written as of March 31, 2017 were as follows:

Description	Counterparty	Strike Price		Expiration Date	Notional Amount	Fair Value
Great Britain Pound Call Currency Option (USD/GBP)	JPMorgan Chase	1.34	GBP	8/21/17	(52,318)	$(24,652)
Japanese Yen Call Currency Option (USD/JPY)	Barclays Bank	121.75	USD	4/6/17	(25,810)	(44)
Japanese Yen Call Currency Option (USD/JPY)	Goldman Sachs	119.00	USD	4/14/17	(25,403)	(293)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	120.00	USD	5/18/17	(26,022)	(747)
Maxican Call Currency Option (USD/MXN)	Morgan Stanley	26.00	USD	1/22/18	(12,989)	(3,368)
Maxican Call Currency Option (USD/MXN)	Goldman Sachs	21.75	USD	4/5/17	(12,910)	(56)
Maxican Call Currency Option (USD/MXN)	UBS Warburg	20.40	USD	6/20/17	(2,629,606)	(14,433)
New Zealand Call Currency Option (USD/NZD)	Goldman Sachs	0.73	NZD	5/4/17	(18,074)	(524)
Norwegian Call Currency Option (USD/NOK)	UBS Warburg	9.05	USD	4/5/17	(12,896)	(45)
Norwegian Call Currency Option (USD/NOK)	BNP Paribas	8.85	USD	6/16/17	(1,312,252)	(9,843)
European Dollar Put Currency Option (USD/EUR)	Morgan Stanley	1.05	EUR	4/6/17	(25,604)	(477)
European Dollar Put Currency Option (USD/EUR)	Goldman Sachs	1.03	EUR	4/20/17	(17,270)	(745)
European Dollar Put Currency Option (USD/EUR)	BNP Paribas	1.04	EUR	6/21/17	(26,278)	(21,795)
European Dollar Put Currency Option (USD/EUR)	UBS Warburg	1.05	EUR	7/20/17	(26,278)	(28,791)
Japanese Yen Put Currency Option (USD/JPY)	Barclays Bank	109.00	USD	4/6/17	(25,810)	(1,246)
Japanese Yen Put Currency Option (USD/JPY)	Goldman Sachs	108.00	USD	4/14/17	(25,403)	(1,728)
Japanese Yen Put Currency Option (USD/JPY)	JPMorgan Chase	108.00	USD	5/18/17	(26,022)	(12,797)
Japanese Yen Put Currency Option (USD/JPY)	UBS Warburg	108.50	USD	5/18/17	(26,123)	(15,240)
Japanese Yen Put Currency Option (USD/JPY)	Morgan Stanley	105.25	USD	6/23/17	(26,287)	(11,663)
New Zealand Put Currency Option (USD/NZD)	Goldman Sachs	0.66	NZD	5/4/17	(18,075)	(340)

Total (Premiums $417,541)						$(148,827)

Over-the-counter interest rate swaptions purchased as of March 31, 2017 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
RTR 10Y Call 2.037 04/11/17	Bank of America	Call	2.04	USD	4/11/17	1,041	$219
RTR 5Y USD Call 1.90 05/23/17	Deutsche Bank	Call	1.90	USD	5/23/17	2,641	36,317
RTR USD 10Y C2.23 4/20/17	Bank of America	Call	2.23	USD	4/20/17	530	5,672
RTR USD 5Y C2 5/12/17	Goldman Sachs	Call	2.00	USD	5/12/17	1,059	24,495
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.07	JPY	4/4/18	1,006,980	428
MC USD 2Y P2.25 6/2/17	Goldman Sachs	Put	2.25	USD	6/2/17	2,117	43,348
RTP EUR 30Y P1.5 06/09/17	Goldman Sachs	Put	1.50	EUR	6/9/17	95	17,476

Total							$127,955

Over-the-counter interest rate swaptions written as of March 31, 2017 were as follows:

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
MC USD 2Y C2.0 06/02/17	Goldman Sachs	Call	2.00	USD	6/2/17	(2,120)	$(13,885)
RTR 5Y USD Call 1.65 05/23/17	Deutsche Bank	Call	1.65	USD	5/23/17	(3,962)	(7,047)
RTR USD 10Y C2.13 4/20/17	Bank of America	Call	2.13	USD	4/20/17	(530)	(1,712)
RTR USD 5Y C1.8 5/12/17	Goldman Sachs	Call	1.80	USD	5/12/17	(1,059)	(4,450)

Total (Premiums $83,288)							$(27,094)

Forward Currency Contracts

At March 31, 2017, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Deutsche Bank	4/28/17	507,000	$384,590	$387,049	$(2,459)
Australian Dollar	Citigroup Global Markets	5/10/17	1,315,000	1,012,938	1,003,653	9,285
Australian Dollar	Goldman Sachs	5/10/17	1,296,000	997,881	989,152	8,729
Brazilian Real	Goldman Sachs	6/19/17	3,267,956	1,011,000	1,024,962	(13,962)
Japanese Yen	Credit Suisse First Boston	4/7/17	116,412,660	1,030,000	1,046,146	(16,146)
Japanese Yen	Goldman Sachs	4/7/17	117,520,597	1,031,000	1,056,103	(25,103)
Japanese Yen	Deutsche Bank	4/10/17	490,000,000	4,242,865	4,403,951	(161,086)
Japanese Yen	Barclays Bank	4/24/17	280,000,000	2,440,810	2,518,007	(77,197)
Japanese Yen	Deutsche Bank	5/11/17	71,301,000	627,042	641,606	(14,564)
Japanese Yen	Credit Suisse First Boston	6/12/17	520,000,000	4,609,888	4,685,285	(75,397)
Mexican Peso	Goldman Sachs	6/8/17	20,514,667	1,022,000	1,084,154	(62,154)
New Zealand Dollar	UBS Warburg	5/4/17	1,421,000	1,040,740	994,936	45,804
New Zealand Dollar	JPMorgan Chase	5/10/17	1,430,000	1,045,674	1,001,057	44,617
South African Rand	UBS Warburg	5/19/17	16,526,000	1,245,375	1,222,596	22,779

				$21,741,803	$22,058,657	$(316,854)

Long Contracts:
Japanese Yen	Credit Suisse First Boston	4/7/17	116,412,660	$1,029,012	$1,046,146	$17,134
Japanese Yen	Goldman Sachs	4/7/17	117,520,597	1,037,311	1,056,103	18,792
Norwegian Krone	Morgan Stanley	4/27/17	3,339,000	390,618	389,169	(1,449)

				$2,456,941	$2,491,418	$34,477

At March 31, 2017, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Polish Zloty	Deutsche Bank	382,000 EUR	1,644,777 PLN	$414,389	$408,856	$(5,533)
European Euro/Polish Zloty	Deutsche Bank	572,000 EUR	2,456,025 PLN	619,742	613,214	(6,528)

				$1,034,131	$1,022,070	$(12,061)

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Agreements—Buy Protection(a)(c)

At March 31, 2017, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at March 31, 2017 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 27	JPMorgan Chase	12/20/21	3.11	256,445	5.00	(20,163)	(20,471)	308
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 27	JPMorgan Chase	12/20/21	0.59	314,006	1.00	(5,814)	(4,985)	(829)

						(25,977)	(25,456)	(521)

Over-the-Counter Currency Swap Agreements(a)

At March 31, 2017, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/ Receive Floating Rate	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	1.963	3/15/18	Bank of America	131,550,000	JPY	(21,691)	(21,691)
Pay	1.838	3/15/18	Bank of America	86,950,000	JPY	(9,660)	(9,660)
Receive	2.012	10/15/18	Bank of America	273,450,000	JPY	183,122	183,122

						151,771	151,771

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements(a)

At March 31, 2017, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Upfront Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Receive	3-Month U.S. Dollar LIBOR BBA	1.058	7/5/20	JPMorgan Chase	2,910,347	USD	32	(59,220)	(59,252)
Receive	3-Month U.S. Dollar LIBOR BBA	1.018	7/5/20	JPMorgan Chase	2,860,125	USD	31	(60,434)	(60,465)
Receive	3-Month U.S. Dollar LIBOR BBA	1.015	7/5/20	JPMorgan Chase	2,860,266	USD	—	(60,574)	(60,574)
Receive	3-Month U.S. Dollar LIBOR BBA	0.989	7/5/20	JPMorgan Chase	2,860,162	USD	—	(62,007)	(62,007)
Receive	3-Month U.S. Dollar LIBOR BBA	1.219	7/19/20	JPMorgan Chase	2,933,552	USD	—	(51,187)	(51,187)
Receive	3-Month U.S. Dollar LIBOR BBA	1.183	7/19/20	JPMorgan Chase	2,933,279	USD	—	(53,219)	(53,219)
Receive	3-Month U.S. Dollar LIBOR BBA	1.208	7/19/20	JPMorgan Chase	2,933,432	USD	—	(51,835)	(51,835)
Pay	6-Month Euro Interbank Offer Rate (EURIBOR)	0.415	3/7/23	JPMorgan Chase	4,684,846	EUR	69	(4,455)	(4,524)
Receive	3-Month U.S. Dollar LIBOR BBA	2.403	3/7/23	JPMorgan Chase	5,293,612	USD	74	23,975	23,901
Pay	6-Month Euro Interbank Offer Rate (EURIBOR)	0.373	8/15/26	JPMorgan Chase	1,804,831	EUR	31	55,534	55,503
Pay	3-Month U.S. Dollar LIBOR BBA	3.027	4/19/27	JPMorgan Chase	7,040,414	USD	—	(67,392)	(67,392)
Pay	6-Month Euro Interbank Offer Rate (EURIBOR)	0.938	7/31/27	JPMorgan Chase	2,464,500	EUR	40	(26,617)	(26,657)
Receive	3-Month U.S. Dollar LIBOR BBA	2.564	7/31/27	JPMorgan Chase	2,883,900	USD	44	23,941	23,897

								(393,490)	(393,811)

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Over-the-counterTotal Return Swaps at March 31, 2017

Pay/ Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	89,520	EUR	$6,144
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	101,700	EUR	5,856
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	181,560	EUR	9,600
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	122,040	EUR	18,561
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	60,300	EUR	10,048
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	131,430	EUR	20,939
Pay	EURO Stoxx 50 Index Dividends December Futures	12/27/19	BNP Paribas SA	92,430	EUR	12,960
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/20	BNP Paribas SA	51,650	EUR	3,573
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	67,410	EUR	12,470
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,900	EUR	6,507
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	109,300	EUR	10,454
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,700	EUR	18,774
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	29,100	EUR	5,120
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,920	EUR	5,312
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,860	EUR	5,376
Pay	EURO Stoxx 50 Index Dividends December Futures	12/23/20	BNP Paribas SA	28,800	EUR	5,440
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	53,400	EUR	1,707
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	13,925,000	JPY	22,056
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	11,340,000	JPY	15,848
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	19,830,600	JPY	12,069
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	20,025,000	JPY	10,323
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,312,500	JPY	9,447
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	20,514,000	JPY	19,890
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,560,000	JPY	7,223
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	17,000,000	JPY	22,190
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	10,488,000	JPY	10,727
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	13,960,000	JPY	14,518
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,855,000	JPY	844
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	15,520,000	JPY	2,480
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	7,655,000	JPY	2,183
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,880,000	JPY	620

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	15,720,000	JPY	$2,372
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,950,000	JPY	377
Pay	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	257,125	USD	29,150
Pay	S&P 500 Index Dividends December Futures	12/17/20	Goldman Sachs	107,944	USD	21,656
Pay	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	133,513	USD	31,075

						$393,889

(a)	All or a portion of these securities are held by the AZL BlackRock Global Allocation Fund, (the “VIP Subsidiary”).
(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
323,306	AZL DFA Emerging Markets Core Equity Fund	$3,074,637
2,354,868	AZL DFA Five-Year Global Fixed Income Fund	23,619,330
438,043	AZL DFA International Core Equity Fund	4,327,865
1,924,909	AZL DFA U.S. Core Equity Fund	21,712,976
546,442	AZL DFA U.S. Small Cap Fund	6,273,159

Total Affiliated Investment Companies (Cost $54,732,775)		59,007,967

Unaffiliated Investment Company (0.0%):
2,001	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(a)	2,001

Total Unaffiliated Investment Company (Cost $2,001)		2,001

Total Investment Securities (Cost $54,734,776)(b)—95.0%		59,009,968
Net other assets (liabilities)—5.0%		3,128,609

Net Assets—100.0%		$62,138,577

Percentages indicated are based on net assets as of March 31, 2017.

(a)	The rate represents the effective yield at March 31, 2017.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $3,083,741 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	15	$1,769,400	$(8,102)
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	9	1,121,063	(2,805)

Total					$(10,907)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
3,956,247	AZL DFA International Core Equity Fund	$39,087,716
2,991,015	AZL DFA U.S. Core Equity Fund	33,738,652
1,496,299	AZL DFA U.S. Small Cap Fund	17,177,513
4,511,304	AZL Emerging Markets Equity Index Fund, Class 2	33,338,540
7,578,681	AZL Enhanced Bond Index Fund	81,395,029
1,794,926	AZL Gateway Fund	22,651,964
6,197,341	AZL International Index Fund, Class 2	94,137,615
10,793,391	AZL MetWest Total Return Bond Fund	109,444,982
2,014,803	AZL Mid Cap Index Fund, Class 2	44,869,652
10,815,094	AZL Pyramis Total Bond Fund, Class 2	110,205,812
8,081,047	AZL Russell 1000 Growth Index Fund, Class 2	114,023,573
8,176,199	AZL Russell 1000 Value Index Fund, Class 2	112,913,310
1,196,622	AZL Small Cap Stock Index Fund, Class 2	17,183,490
5,398,973	PIMCO VIT Income Portfolio	56,041,345
5,446,728	PIMCO VIT Low Duration Portfolio	55,720,032
10,305,929	PIMCO VIT Total Return Portfolio	110,788,740

Total Affiliated Investment Companies (Cost $982,637,318)		1,052,717,965

Total Investment Securities (Cost $982,637,318)(a)—95.0%		1,052,717,965
Net other assets (liabilities)—5.0%		54,892,155

Net Assets—100.0%		$1,107,610,120

Percentages indicated are based on net assets as of March 31, 2017.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $55,423,600 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	234	$27,602,640	$(120,029)
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	222	27,652,875	(63,963)

Total					$(183,992)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
700,777	AZL DFA International Core Equity Fund	$6,923,681
367,753	AZL DFA U.S. Core Equity Fund	4,148,258
240,656	AZL DFA U.S. Small Cap Fund	2,762,731
559,977	AZL Emerging Markets Equity Index Fund, Class 2	4,138,232
2,514,409	AZL Enhanced Bond Index Fund	27,004,753
330,649	AZL Gateway Fund	4,172,794
998,929	AZL International Index Fund, Class 2,	15,173,728
3,549,399	AZL MetWest Total Return Bond Fund	35,990,906
371,349	AZL Mid Cap Index Fund, Class 2	8,269,939
3,531,978	AZL Pyramis Total Bond Fund, Class 2	35,990,860
1,494,760	AZL Russell 1000 Growth Index Fund, Class 2	21,091,057
1,509,020	AZL Russell 1000 Value Index Fund, Class 2	20,839,570
289,212	AZL Small Cap Stock Index Fund, Class 2	4,153,082
1,604,493	PIMCO VIT Income Portfolio	16,654,637
1,897,749	PIMCO VIT Low Duration Portfolio	19,413,973
3,358,066	PIMCO VIT Total Return Portfolio	36,099,209

Total Affiliated Investment Companies (Cost $252,326,671)		262,827,410

Total Investment Securities (Cost $252,326,671)(a)—95.0%		262,827,410
Net other assets (liabilities)—5.0%		13,822,565

Net Assets—100.0%		$276,649,975

Percentages indicated are based on net assets as of March 31, 2017.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $13,828,208 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	40	$4,718,400	$(20,758)
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	72	8,968,500	(21,068)

Total					$(41,826)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (96.0%):
12,255,367	AZL DFA International Core Equity Fund	$121,083,022
5,497,299	AZL DFA U.S. Core Equity Fund	62,009,536
4,375,801	AZL DFA U.S. Small Cap Fund	50,234,198
13,082,911	AZL Emerging Markets Equity Index Fund, Class 2	96,682,713
13,301,598	AZL Enhanced Bond Index Fund	142,859,166
4,876,633	AZL Gateway Fund	61,543,104
15,773,685	AZL International Index Fund, Class 2	239,602,270
18,860,351	AZL MetWest Total Return Bond Fund	191,243,961
5,457,763	AZL Mid Cap Index Fund, Class 2	121,544,376
18,727,325	AZL Pyramis Total Bond Fund, Class 2	190,831,444
20,432,898	AZL Russell 1000 Growth Index Fund, Class 2	288,308,197
20,663,964	AZL Russell 1000 Value Index Fund, Class 2	285,369,341
3,499,419	AZL Small Cap Stock Index Fund, Class 2	50,251,655
9,442,487	PIMCO VIT Income Portfolio	98,013,018
6,887,955	PIMCO VIT Low Duration Portfolio	70,463,777
18,008,022	PIMCO VIT Total Return Portfolio	193,586,236

Total Affiliated Investment Companies (Cost $2,094,481,024)		2,263,626,014

Total Investment Securities (Cost $2,094,481,024)(a)—96.0%		2,263,626,014
Net other assets (liabilities)—4.0%		94,041,725

Net Assets—100.0%		$2,357,667,739

Percentages indicated are based on net assets as of March 31, 2017.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $95,099,742 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	483	$56,974,680	$(244,752)
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	306	38,116,125	(86,291)

Total					$(331,043)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
50,772,742	AZL Enhanced Bond Index Fund	$545,299,246
29,249,324	AZL International Index Fund, Class 2	444,297,230
11,799,936	AZL Mid Cap Index Fund, Class 2	262,784,580
57,009,382	AZL S&P 500 Index Fund, Class 2	849,439,796
9,329,214	AZL Small Cap Stock Index Fund, Class 2	133,967,517

Total Affiliated Investment Companies (Cost $2,047,169,060)		2,235,788,369

Unaffiliated Investment Company (0.0%):
157,570	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(a)	157,570

Total Unaffiliated Investment Company (Cost $157,570)		157,570

Total Investment Securities (Cost $2,047,326,630)(b)—95.0%		2,235,945,939
Net other assets (liabilities)—5.0%		117,278,394

Net Assets—100.0%		$2,353,224,333

Percentages indicated are based on net assets as of March 31, 2017.

(a)	The rate represents the effective yield at March 31, 2017.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $117,677,598 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	748	$88,234,080	$(378,417)
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	236	29,396,750	(65,319)

Total					$(443,736)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
18,224,406	AZL Enhanced Bond Index Fund	$195,730,120
5,262,133	AZL International Index Fund, Class 2	79,931,795
2,200,523	AZL Mid Cap Index Fund, Class 2	49,005,636
10,174,973	AZL S&P 500 Index Fund, Class 2	151,607,098
1,733,162	AZL Small Cap Stock Index Fund, Class 2	24,888,202

Total Affiliated Investment Companies (Cost $471,827,092)		501,162,851

Total Investment Securities (Cost $471,827,092)(a)—95.0%		501,162,851
Net other assets (liabilities)—5.0%		26,272,369

Net Assets—100.0%		$527,435,220

Percentages indicated are based on net assets as of March 31, 2017.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $26,382,719 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	134	$15,806,640	$(69,098)
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	84	10,463,250	(24,853)

Total					$(93,951)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.1%):
21,082,180	AZL Pyramis Multi-Strategy Fund	$270,062,720

Total Affiliated Investment Company (Cost $270,514,711)		270,062,720

Total Investment Securities (Cost $270,514,711)(a)—95.1%		270,062,720
Net other assets (liabilities)—4.9%		13,863,191

Net Assets—100.0%		$283,925,911

Percentages indicated are based on net assets as of March 31, 2017.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $14,226,420 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	48	$5,662,080	$(23,592)
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	68	8,470,250	(18,196)

Total					$(41,788)

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
16,164,240	AZL Enhanced Bond Index Fund	$173,603,943
17,347,703	AZL S&P 500 Index Fund, Class 2	258,480,776
27,597,691	AZL T. Rowe Price Capital Appreciation Fund	478,543,964

Total Affiliated Investment Companies (Cost $847,957,805)		910,628,683

Unaffiliated Investment Company (0.1%):
570,108	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(a)	570,108

Total Unaffiliated Investment Company (Cost $570,108)		570,108

Total Investment Securities (Cost $848,527,913)(b)—95.0%		911,198,791
Net other assets (liabilities)—5.0%		47,591,303

Net Assets—100.0%		$958,790,094

Percentages indicated are based on net assets as of March 31, 2017.

(a)	The rate represents the effective yield at March 31, 2017.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $47,982,277 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	244	$28,782,240	$(124,260)
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	154	19,182,625	(40,043)

Total					$(164,303)

See accompanying notes to the schedules of portfolio investments.

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 12 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Balanced Index Strategy Fund

•	AZL DFA Multi-Strategy Fund

•	AZL MVP Balanced Index Strategy Fund

•	AZL MVP BlackRock Global Strategy Plus Fund

•	AZL MVP DFA Multi-Strategy Fund

•	AZL MVP Fusion Dynamic Balanced Fund

•	AZL MVP Fusion Dynamic Conservative Fund

•	AZL MVP Fusion Dynamic Moderate Fund

•	AZL MVP Growth Index Strategy Fund

•	AZL MVP Moderate Index Strategy Fund

•	AZL MVP Pyramis Multi-Strategy Fund

•	AZL MVP T. Rowe Price Capital Appreciation Plus Fund

The Funds are “fund of funds,” which means that the Funds invest primarily in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The underlying Funds record their investments at fair value. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

During the period ended March 31, 2017, the AZL MVP BlackRock Global Strategy Plus Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”); a wholly-owned and controlled subsidiary of the AZL MVP BlackRock Global Strategy Plus Fund.

As of March 31, 2017, the AZL MVP BlackRock Global Strategy Plus Fund’s aggregate investment in the VIP Subsidiary was $413,727,308, representing 50.22% of the AZL MVP BlackRock Global Strategy Plus Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. I (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The AZL MVP BlackRock Global Strategy Plus Fund’s investments have been consolidated with the investments of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Strategy Plus Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, records an investment when the borrower withdraws money and records the interest as earned.

Short Sales

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Bank Loans

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U. S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2017 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

TBA Purchase and Sale Commitments

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of March 31, 2017, no collateral had been posted by the Fund to counterparties for TBAs.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Funds’ derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Forward Currency Contracts

During the period ended March 31, 2017, the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended March 31, 2017, the Funds (except AZL Balanced Index Strategy Fund and AZL DFA Multi-Strategy Fund) may invest in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended March 31, 2017, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The AZL MVP BlackRock Global Strategy Plus Fund had the following transactions in purchased call and put options during the period ended March 31, 2017:

	Number of	Notional
	Contracts	Amount(a)	Cost
Options outstanding at December 31, 2016	1,007,521	$1,147,383	$1,958,948
Options purchased	705,283	13,357,700	2,001,360
Options exercised	—	—	—
Options expired	(201,407)	—	(254,257)
Options closed	(492,091)	(80,287)	(1,183,448)

Options outstanding at March 31, 2017	1,019,306	$14,424,796	$2,522,603

(a)	Includes swaptions and currency options, as applicable.

The AZL MVP BlackRock Global Strategy Plus Fund had the following transactions in written call and put options during the period ended March 31, 2017:

	Number of	Notional	Premiums
	Contracts	Amount(a)	Received
Options outstanding at December 31, 2016	(154,919)	$(305,789)	$(902,304)
Options written	(459,582)	(4,356,800)	(949,060)
Options exercised	—	—	—
Options expired	100,159	25,397	158,024
Options closed	249,677	258,091	618,584

Options outstanding at March 31, 2017	(264,665)	$(4,379,101)	$(1,074,756)

(a)	Includes swaptions and currency options, as applicable.

Swap Agreements

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2017, the Fund, through the VIP Subsidiary, entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of March 31, 2017 the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2017, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule. A summary of each Fund’s investments in affiliated investment companies as of March 31, 2017 is as follows:

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/16	at Cost	Sales	3/31/17	Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$213,693,435	$4,040,693	$—	$219,152,382	$—
AZL International Index Fund, Class 2	55,595,556	—	(4,186,245)	55,607,753	—
AZL Mid Cap Index Fund, Class 2	34,709,583	—	(1,999,016)	34,007,972	—
AZL S&P 500 Index Fund, Class 2	114,983,267	—	(6,878,301)	114,863,219	—
AZL Small Cap Stock Index Fund, Class 2	19,410,475	—	(1,030,921)	18,552,420	—

	$438,392,316	$4,040,693	$(14,094,483)	$442,183,746	$—

AZL DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$55,318,276	$—	$—	$62,553,722	$—
AZL DFA Five-Year Global Fixed Income Fund	462,407,497	4,089,043	—	469,766,004	—
AZL DFA International Core Equity Fund	82,866,140	—	(1,389,631)	87,502,889	—
AZL DFA U.S. Core Equity Fund	462,734,052	—	(22,237,214)	463,425,143	—
AZL DFA U.S. Small Cap Fund	130,564,710	—	(5,407,111)	125,815,576	—

	$1,193,890,675	$4,089,043	$(29,033,956)	$1,209,063,334	$—

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$148,190,890	$4,764,867	$(1,354,668)	$152,589,640	$—
AZL International Index Fund, Class 2	38,458,535	324,238	(1,328,750)	40,409,605	—
AZL Mid Cap Index Fund, Class 2	24,341,674	89,869	(1,432,253)	23,901,290	—
AZL S&P 500 Index Fund, Class 2	72,271,689	363,074	(1,726,343)	75,214,163	—
AZL Small Cap Stock Index Fund, Class 2	13,851,238	141,296	(1,275,802)	12,830,222	—

	$297,114,026	$5,683,344	$(7,117,816)	$304,944,920	$—

AZL MVP BlackRock Global Strategy Plus Fund
AZL Enhanced Bond Index Fund	$220,670,678	$505,695	$—	$222,626,864	$—
AZL Global Equity Index Fund	144,706,339	—	(8,080,733)	146,025,637	—

	$365,377,017	$505,695	$(8,080,733)	$368,652,501	$—

AZL MVP DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$2,696,219	$214,791	$(192,090)	$3,074,637	$—
AZL DFA Five-Year Global Fixed Income Fund	20,281,404	3,659,726	(476,465)	23,619,330	—
AZL DFA International Core Equity Fund	3,733,344	461,475	(148,361)	4,327,865	—
AZL DFA U.S. Core Equity Fund	18,526,385	2,943,087	(740,168)	21,712,976	—
AZL DFA U.S. Small Cap Fund	5,264,616	1,178,409	(209,270)	6,273,159	—

	$50,501,968	$8,457,488	$(1,766,354)	$59,007,967	$—

AZL MVP Fusion Dynamic Balanced Fund
AZL DFA International Core Equity Fund	$39,543,825	$—	$—	$39,087,716	$—
AZL DFA U.S. Core Equity Fund	33,830,315	—	—	33,738,652	—
AZL DFA U.S. Small Cap Fund	17,397,011	—	(3,244,498)	17,177,513	—
AZL Emerging Markets Equity Fund, Class 2	32,163,373	—	(1,764,656)	33,338,540	—
AZL Enhanced Bond Index Fund	80,864,521	—	(311,836)	81,395,029	—
AZL Gateway Fund	22,771,561	—	(721,772)	22,651,964	—
AZL International Index Fund, Class 2	94,928,827	—	(7,892,465)	94,137,615	—
AZL MetWest Total Return Bond Fund	108,689,445	—	—	109,444,982	—
AZL Mid Cap Index Fund, Class 2	44,835,598	—	—	44,869,652	—
AZL Pyramis Total Bond Fund, Class 2	108,691,698	—	—	110,205,812	—
AZL Russell 1000 Growth Index Fund, Class 2	112,766,586	—	(8,228,270)	114,023,573	—
AZL Russell 1000 Value Index Fund, Class 2	112,980,337	—	(3,629,907)	112,913,310	—
AZL Small Cap Stock Index Fund, Class 2	17,436,434	—	(412,811)	17,183,490	—
PIMCO VIT Income Portfolio	56,097,198	316,361	(1,404,753)	56,041,345	316,361
PIMCO VIT Low Duration Portfolio	55,631,939	207,188	(64,715)	55,720,032	207,188
PIMCO VIT Total Return Portfolio	109,124,850	1,070,860	—	110,788,740	1,070,860

	$1,047,753,518	$1,594,409	$(27,675,683)	$1,052,717,965	$1,594,409

AZL MVP Fusion Dynamic Conservative Fund
AZL DFA International Core Equity Fund	$6,991,694	$26,875	$(588,339)	$6,923,681	$—
AZL DFA U.S. Core Equity Fund	4,129,311	—	(187,094)	4,148,258	—
AZL DFA U.S. Small Cap Fund	2,752,679	18,572	(23,434)	2,762,731	—
AZL Emerging Markets Equity Fund, Class 2	4,077,330	22,570	(438,266)	4,138,232	—
AZL Enhanced Bond Index Fund	27,227,225	52,914	(453,036)	27,004,753	—
AZL Gateway Fund	4,114,793	27,741	(80,319)	4,172,794	—
AZL International Index Fund, Class 2	15,347,118	183,057	(1,504,453)	15,173,728	—
AZL MetWest Total Return Bond Fund	36,249,988	114,424	(624,433)	35,990,906	—
AZL Mid Cap Index Fund, Class 2	8,263,574	—	—	8,269,939	—
AZL Pyramis Total Bond Fund, Class 2	36,250,115	52,764	(812,794)	35,990,860	—
AZL Russell 1000 Growth Index Fund, Class 2	20,935,518	39,385	(1,645,410)	21,091,057	—
AZL Russell 1000 Value Index Fund, Class 2	20,974,784	269,732	(1,070,101)	20,839,570	—
AZL Small Cap Stock Index Fund, Class 2	4,129,057	57,130	(72,228)	4,153,082	—
PIMCO VIT Income Portfolio	16,764,247	94,497	(512,979)	16,654,637	94,497
PIMCO VIT Low Duration Portfolio	19,555,728	75,160	(197,719)	19,413,973	72,424
PIMCO VIT Total Return Portfolio	36,306,623	548,164	(1,706,990)	36,099,209	351,732

	$264,069,784	$1,582,985	$(9,917,595)	$262,827,410	$518,653

AZL MVP Fusion Dynamic Moderate Fund
AZL DFA International Core Equity Fund	$119,449,559	$—	$(6,920,628)	$121,083,022	$—
AZL DFA U.S. Core Equity Fund	63,025,952	—	(4,094,277)	62,009,536	—
AZL DFA U.S. Small Cap Fund	51,945,519	—	(1,990,130)	50,234,198	—
AZL Emerging Markets Equity Fund, Class 2	141,928,054	—	(4,724,932)	96,682,713	—
AZL Enhanced Bond Index Fund	59,933,815	—	—	142,859,166	—
AZL Gateway Fund	236,276,569	—	—	61,543,104	—
AZL International Index Fund, Class 2	189,923,737	—	(14,612,029)	239,602,270	—
AZL MetWest Total Return Bond Fund	122,811,070	—	—	191,243,961	—
AZL Mid Cap Index Fund, Class 2	188,174,316	—	—	121,544,376	—
AZL Pyramis Total Bond Fund, Class 2	286,156,605	35,619	—	190,831,444	—
AZL Russell 1000 Growth Index Fund, Class 2	286,698,914	—	(21,826,817)	288,308,197	—
AZL Russell 1000 Value Index Fund, Class 2	52,063,304	—	(10,347,732)	285,369,341	—
AZL Small Cap Stock Index Fund, Class 2	90,560,225	—	(2,288,388)	50,251,655	—
PIMCO VIT Income Portfolio	95,770,673	546,659	(93,401)	98,013,018	546,659
PIMCO VIT Low Duration Portfolio	70,381,649	151,088	—	70,463,777	262,317
PIMCO VIT Total Return Portfolio	190,678,846	935,582	—	193,586,236	935,582

	$2,245,778,807	$1,668,948	$(66,898,334)	$2,263,626,014	$1,744,558

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$518,310,753	$23,477,748	$—	$545,299,246	$—
AZL International Index Fund, Class 2	412,415,467	—	—	444,297,230	—
AZL Mid Cap Index Fund, Class 2	254,988,987	—	(1,924,079)	262,784,580	—
AZL S&P 500 Index Fund, Class 2	814,319,154	—	(13,150,002)	849,439,796	—
AZL Small Cap Stock Index Fund, Class 2	132,754,720	—	—	133,967,517	—

	$2,132,789,081	$23,477,748	$(15,074,081)	$2,235,788,369	$—

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$193,101,645	$1,356,155	$—	$195,730,120	$—
AZL International Index Fund, Class 2	79,204,077	—	(10,554,587)	79,931,795	—
AZL Mid Cap Index Fund, Class 2	48,078,403	—	(895,323)	49,005,636	—
AZL S&P 500 Index Fund, Class 2	149,086,758	—	(6,281,739)	151,607,098	—
AZL Small Cap Stock Index Fund, Class 2	24,769,929	—	(108,471)	24,888,202	—

	$494,240,812	$1,356,155	$(17,840,120)	$501,162,851	$—

AZL MVP Pyramis Multi-Strategy Fund
AZL Pyramis Multi-Strategy Fund	$272,986,136	$45,772	$(11,213,839)	$27,062,720	$—

	$272,986,136	$45,772	$(11,213,839)	$27,062,720	$—

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$161,598,910	$12,055,174	$(1,180,527)	$173,603,943	$—
AZL S&P 500 Index Fund, Class 2	245,130,882	3,906,139	(5,132,509)	258,480,776	—
AZL T. Rowe Price Capital Appreciation Fund	447,921,695	9,081,360	(2,001,907)	478,543,964	—

	$854,651,487	$25,042,673	$(8,314,943)	$910,628,683	$—

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2017 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$442,183,746	$—	$—	$442,183,746

Total Investment Securities	$442,183,746	$—	$—	$442,183,746

AZL DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,209,063,334	$—	$—	$1,209,063,334

Total Investment Securities	$1,209,063,334	$—	$—	$1,209,063,334

AZL MVP Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$304,944,920	$—	$—	$304,944,920
Unaffiliated Investment Company	118,837	—	—	118,837

Total Investment Securities	305,063,757	—	—	305,063,757

Other Financial Instruments:*
Futures Contracts	(54,098)	—	—	(54,098)

Total Investments	$305,009,659	$—	$—	$305,009,659

AZL MVP BlackRock Global Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$2,023,260	$—	$2,023,260
Collateralized Mortgage Obligations	—	552,102	—	552,102
Common Stocks+
Aerospace & Defense	303,551	4,147,870	—	4,451,421
Airlines	3,611,088	1,416,373	—	5,027,461
Auto Components	178,798	5,440,001	—	5,618,799
Automobiles	544,554	4,573,400	—	5,117,954
Banks	8,594,814	7,810,232	—	16,405,046
Beverages	743,266	2,129,489	—	2,872,755
Biotechnology	2,901,480	1,066,331	—	3,967,811
Building Products	1,038,747	1,077,899	—	2,116,646
Capital Markets	3,181,060	546,759	—	3,727,819
Chemicals	5,627,650	5,742,462	—	11,370,112
Commercial Services & Supplies	—	114,818	—	114,818
Communications Equipment	1,358,862	1,256,200	—	2,615,062
Construction & Engineering	—	1,581,803	—	1,581,803
Construction Materials	—	136,701	—	136,701
Distributors	—	73,683	—	73,683
Diversified Financial Services	2,734,869	101,110	—	2,835,979
Diversified Telecommunication Services	3,279,314	2,579,506	—	5,858,820
Electric Utilities	1,834,151	1,410,448	—	3,244,599
Electrical Equipment	56,678	1,781,913	—	1,838,591
Electronic Equipment, Instruments & Components	546,504	1,796,308	—	2,342,812
Equity Real Estate Investment Trusts	1,339,991	637,764	—	1,977,755
Food & Staples Retailing	1,405,214	55,046	—	1,460,260
Food Products	205,250	6,111,612	—	6,316,862
Gas Utilities	—	1,240,156	—	1,240,156
Health Care Equipment & Supplies	2,684,521	1,399,233	—	4,083,754
Health Care Providers & Services	6,528,773	1,982,656	—	8,511,429
Hotels, Restaurants & Leisure	2,176,292	873,530	—	3,049,822
Household Durables	550,317	847,255	—	1,397,572
Industrial Conglomerates	1,255,333	2,893,442	—	4,148,775
Insurance	4,952,592	3,136,562	—	8,089,154
Internet Software & Services	4,565,498	1,081,368	—	5,646,866
IT Services	3,994,938	994,954	—	4,989,892
Leisure Products	—	85,342	—	85,342
Machinery	107,374	4,643,723	—	4,751,097
Media	6,379,660	905,525	—	7,285,185
Metals & Mining	156,326	261,161	—	417,487
Multi-Utilities	2,676,850	53,400	—	2,730,250
Oil, Gas & Consumable Fuels	12,564,229	5,685,486	—	18,249,715
Personal Products	1,503,320	85,640	—	1,588,960
Pharmaceuticals	5,456,430	5,435,502	—	10,891,932
Professional Services	38,361	522,356	—	560,717
Real Estate Management & Development	836,030	4,633,391	—	5,469,421
Road & Rail	1,302,180	2,558,941	—	3,861,121
Semiconductors & Semiconductor Equipment	1,726,295	1,662,344	—	3,388,639
Software	3,816,876	5,253,648	—	9,070,524
Specialty Retail	4,172,938	447,492	—	4,620,430
Technology Hardware, Storage & Peripherals	4,509,889	109,661	—	4,619,550
Textiles, Apparel & Luxury Goods	1,637,772	1,329,546	—	2,967,318
Tobacco	103,630	282,788	—	386,418
Transportation Infrastructure	—	69,262	—	69,262
Wireless Telecommunication Services	708,818	2,921,614	—	3,630,432
Other Common Stocks+	9,040,305	—	—	9,040,305
Convertible Bonds	—	4,357,699	—	4,357,699
Convertible Preferred Stocks	—	1,365,811	—	1,365,811
Corporate Bonds
Media	—	696,322	68,318	764,640
Other Corporate Bonds	—	16,206,746	—	16,206,746
Foreign Bonds+	—	50,400,536	—	50,400,536
Preferred Stocks
Automobiles	—	378,004	—	378,004
Banks	669,698	71,400	—	741,098
Equity Real Estate Investment Trusts	396,520	186,846	—	583,366
Health Care Providers & Services	—	1,242,698	—	1,242,698
Internet Software & Services	—	632,858	—	632,858
Software	—	922,286	—	922,286
Other Preferred Stocks+	1,919,220	—	—	1,919,220
Private Placements	—	239,501	—	239,501
U.S. Treasury Obligations	—	77,344,258	—	77,344,258
Warrant	—	16,386	—	16,386
Yankee Dollars+	—	11,626,892	—	11,626,892
Affiliated Investment Company	368,652,501	—	—	368,652,501
Exchange Traded Fund	13,610,227	—	—	13,610,227
Securities Held as Collateral for Securities on Loan	—	27,361,067	—	27,361,067
Unaffiliated Investment Company	1,789,622	—	—	1,789,622
Purchased Options	—	3,209,805	—	3,209,805
Purchased Swaptions	—	127,955	—	127,955

Total Investment Securities	509,969,176	301,946,138	68,318	811,983,632

Securities Sold Short	(3,720,183)	—	—	(3,720,183)
Other Financial Instruments:*
Futures Contracts	(118,886)	—	—	(118,886)
Written Options	—	(400,837)	—	(400,837)
Written Swaptions	—	(56,194)	—	(56,194)
Forward Currency Contracts	—	(294,438)	—	(294,438)
Centrally Cleared Credit Default Swaps	—	(521)	—	(521)
Over-the-Counter Currency Swaps	—	151,771	—	151,771
Centrally Cleared Interest Rate Swaps	—	(393,811)	—	(393,811)
Over-the-Counter Total Return Swaps	—	393,889	—	393,889

Total Investments	$506,130,107	$301,345,997	$68,318	$807,544,422

AZL MVP DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$59,007,967	$—	$—	$59,007,967
Unaffiliated Investment Company	2,001	—	—	2,001

Total Investment Securities	59,009,968	—	—	59,009,968

Other Financial Instruments:*
Futures Contracts	(10,907)	—	—	(10,907)

Total Investments	$58,999,061	$—	$—	$58,999,061

AZL MVP Fusion Dynamic Balanced Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,052,717,965	$—	$—	$1,052,717,965

Total Investment Securities	1,052,717,965	—	—	1,052,717,965

Other Financial Instruments:*
Futures Contracts	(183,992)	—	—	(183,992)

Total Investments	$1,052,533,973	$—	$—	$1,052,533,973

AZL MVP Fusion Dynamic Conservative Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$262,827,410	$—	$—	$262,827,410

Total Investment Securities	262,827,410	—	—	262,827,410

Other Financial Instruments:*
Futures Contracts	(41,826)	—	—	(41,826)

Total Investments	$262,785,584	$—	$—	$262,785,584

AZL MVP Fusion Dynamic Moderate Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,263,626,014	$—	$—	$2,263,626,014

Total Investment Securities	2,263,626,014	—	—	2,263,626,014

Other Financial Instruments:*
Futures Contracts	(331,043)	—	—	(331,043)

Total Investments	$2,263,294,971	$—	$—	$2,263,294,971

AZL MVP Growth Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,235,788,369	$—	$—	$2,235,788,369
Unaffiliated Investment Company	157,570	—	—	157,570

Total Investment Securities	2,235,945,939	—	—	2,235,945,939

Other Financial Instruments:*
Futures Contracts	(443,736)	—	—	(443,736)

Total Investments	$2,235,502,203	$—	$—	$2,235,502,203

AZL MVP Moderate Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$501,162,851	$—	$—	$501,162,851

Total Investment Securities	501,162,851	—	—	501,162,851

Other Financial Instruments:*
Futures Contracts	(93,951)	—	—	(93,951)

Total Investments	$501,068,900	$—	$—	$501,068,900

AZL MVP Pyramis Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$270,062,720	$—	$—	$270,062,720

Total Investment Securities	270,062,720	—	—	270,062,720

Other Financial Instruments:*
Futures Contracts	(41,788)	—	—	(41,788)

Total Investments	$270,020,932	$—	$—	$270,020,932

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$910,628,683	$—	$—	$910,628,683
Unaffiliated Investment Company	570,108	—	—	570,108

Total Investment Securities	911,198,791	—	—	911,198,791

Other Financial Instruments:*
Futures Contracts	(164,303)	—	—	(164,303)

Total Investments	$911,034,488	$—	$—	$911,034,488

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as future contracts, written options, forward currency contracts and swap contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

For the period ended March 31, 2017, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were no significant transfers between Level 1 and Level 2 as of March 31, 2017.

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2017 are identified below.

AZL MVP BlackRock Global Strategy Plus Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	3,065,000	$161,525	0.02%
Delta Topco, Ltd., 2.00%, 7/23/19	2/2/17	62,664	47,150	68,318	0.01%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,203,535	0.15%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,078,539	0.13%
Grand Rounds, Inc.	3/31/15	399,608	143,925	413,065	0.05%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/24/17 @ 100	12/22/14	420,057	527,380	26,369	0.00%
Jawbone, 0.00%	1/24/17	—	23,389	63,852	0.01%
Liberty Media Group, Class C	2/2/17	292,777	10,058	343,481	0.04%
Logistics UK, Series 2015-1A, Class F, 4.05%, 8/20/25	8/3/15	440,732	459,000	552,102	0.07%
Lookout, Inc.	3/4/15	63,364	5,547	2,829	0.00%
Lookout, Inc., Preferred Shares	9/19/14	730,222	63,925	632,858	0.08%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	922,286	0.11%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	14,124	0.00%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	2,000	0.00%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,573,258	0.43%

6. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended March 31, 2017, the Fund did not directly invest in derivatives.

Derivatives Risk: The AZL MVP BlackRock Global Strategy Plus Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

7. Federal Tax Cost Information

At March 31, 2017, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

				Net
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AZL Balanced Index Strategy Fund	$359,329,448	$84,734,045	$(1,879,747)	$82,854,298
AZL DFA Multi-Strategy Fund	1,141,695,936	70,423,241	(3,055,843)	67,367,398
AZL MVP Balanced Index Strategy Fund	286,555,396	24,170,715	(5,662,354)	18,508,361
AZL MVP BlackRock Global Strategy Plus Fund	780,971,203	66,650,682	(51,834,864)	14,815,818
AZL MVP DFA Multi-Strategy Fund	54,986,912	4,275,192	(252,136)	4,023,056
AZL MVP Fusion Dynamic Balanced Fund	986,139,935	74,311,636	(7,733,606)	66,578,030
AZL MVP Fusion Dynamic Conservative Fund	253,953,003	12,277,661	(3,403,254)	8,874,407
AZL MVP Fusion Dynamic Moderate Fund	2,100,705,568	174,920,395	(11,999,949)	162,920,446
AZL MVP Growth Index Strategy Fund	2,052,303,885	199,470,931	(15,828,877)	183,642,054
AZL MVP Moderate Index Strategy Fund	471,827,092	32,376,970	(3,041,211)	29,335,759
AZL MVP Pyramis Multi-Strategy Fund	272,719,530	—	(2,656,810)	(2,656,810)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	849,294,792	64,907,117	(3,003,118)	61,903,999

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 30, 2017

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date May 30, 2017